Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Millions	Sep. 28, 2025	Dec. 29, 2024
Statement of Financial Position [Abstract]
Accrued interest due to related parties	$ 1.2	$ 2.2
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	1,000,000,000	1,000,000,000
Common stock, shares issued (in Shares)	89,167,963	73,784,645
Common stock, shares outstanding (in Shares)	89,167,963	73,784,645